UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 08/31/2010

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2010 (Unaudited)	BlackRock Short-Term Bond Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC	$662,247,291

Total Investments (Cost - $652,837,257) – 100.3%	662,247,291
Liabilities in Excess of Other Assets – (0.3)%	(2,012,516)

Net Assets – 100.0%	$660,234,775

BlackRock Short-Term Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Short-Term Bond Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of August 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $662,247,291 and 100.0%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of August 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK SHORT-TERM BOND SERIES, INC.	AUGUST 31, 2010	1

Schedule of Investments August 31, 2010 (Unaudited)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.98%, 7/01/15	USD	5,332	$5,656,406
Advanta Business Card Master Trust, Series 2007-A5, Class A5, 0.77%, 8/20/13 (a)		1,325	1,315,775
Aegis Asset-Backed Securities Trust, Series 2006-1, Class A1, 0.34%, 1/25/37 (a)		141	140,247
AmeriCredit Automobile Receivables Trust (a):
Series 2007-AX, Class A4, 0.30%, 10/06/13		2,773	2,738,591
Series 2008-2, Class A2, 4.26%, 8/06/12		986	995,145
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (a)		3,054	3,025,261
Arran Funding Ltd., Series 2005-B, Class A3, 0.82%, 12/15/12 (a)	GBP	4,000	6,107,104
Bank of America Auto Trust (b):
Series 2009-2A, Class A3, 2.13%, 9/15/13	USD	4,060	4,113,229
Series 2010-1A, Class A2, 0.75%, 6/15/12		4,560	4,564,312
Bear Stearns Asset-Backed Securities Trust (a):
Series 2006-3, Class A1, 0.41%, 8/25/36		183	181,628
Series 2007-HE3, Class 1A1, 0.38%, 4/25/37		1,153	1,098,881
Capital One Auto Finance Trust, Class A4 (a):
Series 2006-C, 0.31%, 5/15/13		3,747	3,723,290
Series 2007-A, 0.30%, 11/15/13		610	605,398
Series 2007-B, 0.31%, 4/15/14		2,883	2,865,766
CarMax Auto Owner Trust, Series 2008-2, Class A3B, 1.68%, 10/15/12 (a)		1,665	1,674,755
Chester Asset Receivables Dealings, Series 2006-A1, Class A, 0.81%, 5/15/13 (a)	GBP	2,050	3,120,471
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	USD	2,140	2,182,893
Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.38%, 5/16/16 (a)(b)		3,155	3,198,207

Asset-Backed Securities	Par (000)		Value

Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF2, 5.88%, 1/25/37	USD	1,379	$1,308,223
Series 2006-20, Class 2A1, 0.31%, 4/25/47 (a)		77	77,102
Series 2006-22, Class 2A1, 0.31%, 5/25/47 (a)		108	107,060
Series 2007-12, Class 2A1, 0.61%, 8/25/47 (a)		172	158,845
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		6,025	6,237,657
Ford Credit Auto Owner Trust:
Series 2006-B, Class D, 7.12%, 2/15/13 (b)		2,090	2,149,401
Series 2009-A, Class A3B, 2.78%, 5/15/13 (a)		6,878	6,980,466
Series 2009-D, Class A2, 1.21%, 1/15/12		1,316	1,317,529
Series 2009-D, Class A3, 2.17%, 10/15/13		5,825	5,913,044
Series 2009-D, Class A4, 2.98%, 8/15/14		2,900	3,024,766
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.53%, 6/15/13 (a)		4,300	4,274,426
GCO Slims Trust, Series 2006-1A, Class NOTE, 5.72%, 3/01/22 (b)		2,935	2,347,882
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 1/15/22 (b)		1,240	1,247,964
GSAMP Trust, Series 2005-AHL, Class A3, 0.60%, 4/25/35 (a)		58	57,899
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	3,772	4,854,623
Gracechurch Card Funding Plc, Series 10, Class A2, 0.73%, 10/15/12 (a)	GBP	4,000	6,123,201
MBNA Credit Card Master Note Trust, Series 2004-A9, Class A9, 0.68%, 2/20/14 (a)	EUR	1,555	1,926,059
Morgan Stanley Resecuritization Trust, Series 2010-F, Class A, 0.52%, 6/17/13 (a)(b)	USD	2,340	2,318,492
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13		4,470	4,554,966
Ocwen Advance Receivables Backed Notes, Series 2010-1A, Class Note, 3.59%, 9/15/23 (b)		2,100	2,110,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Securities
USD	US Dollar

BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010	1

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

PG&E Energy Recovery Funding LLC, Series 2005-1, Class A4, 4.37%, 6/25/14	USD	3,520	$3,646,306
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ3, Class A6, 3.40%, 3/25/33 (c)		6,205	5,921,324
Series 2007-RS2, Class A1, 0.38%, 5/25/37 (a)		1,098	1,054,844
Series 2007-RZ1, Class A1, 0.33%, 2/25/37 (a)		81	80,273
Residential Asset Securities Corp., Series 2005-KS12, Class A2, 0.51%, 1/25/36 (a)		1,924	1,834,325
SLM Student Loan Trust (a):
Series 2002-1, Class A2, 0.61%, 4/25/17		1,090	1,087,360
Series 2005-8, Class A2, 0.59%, 7/25/22		4,057	4,051,494
Series 2008-5, Class A3, 1.80%, 1/25/18		9,400	9,691,497
Series 2010-C, Class A1, 1.93%, 12/15/17 (b)		2,674	2,674,342
Santander Drive Auto Receivables Trust:
Series 2010-A-A2, 1.37%, 8/15/13 (b)		4,365	4,377,337
Series 2010-2, Class C, 3.89%, 7/17/17		3,605	3,605,000
Soundview Home Equity Loan Trust (a):
Series 2003-2, Class A2, 0.91%, 11/25/33		4,253	3,916,887
Series 2007-OPT3, Class 2A1, 0.32%, 8/25/37		606	601,255
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.35%, 4/25/37 (a)		1,649	1,599,172

Total Asset-Backed Securities – 22.4%			148,538,880

Corporate Bonds

Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc., 6.40%, 12/15/11 (b)		3,270	3,457,740
Northrop Grumman Corp., 7.13%, 2/15/11		3,075	3,162,078

			6,619,818

Airlines — 1.7%
Air Canada, 9.25%, 8/01/15 (b)		540	529,200
American Airlines, Inc., 10.50%, 10/15/12 (b)		1,805	1,917,812
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		1,530	1,514,700
Series 2000-1-B, 8.39%, 5/01/22		641	637,798
Delta Air Lines, Inc.:
Series 02G1, 6.72%, 7/02/24		1,367	1,312,459
Series 02G2, 6.42%, 1/02/14		2,750	2,836,075
United Air Lines, Inc., 12.75%, 7/15/12		2,077	2,315,369

			11,063,413

Corporate Bonds	Par (000)		Value

Automobiles — 0.5%
Volkswagen International Finance NV, 1.63%, 8/12/13 (b)	USD	3,385	$3,392,552

Beverages — 1.8%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		5,260	5,427,347
2.50%, 3/26/13 (b)		3,745	3,806,560
PepsiAmericas, Inc., 4.38%, 2/15/14		2,525	2,771,902

			12,005,809

Capital Markets — 5.3%
CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,630	1,682,937
Credit Suisse:
5.50%, 5/01/14		1,825	2,020,111
3.50%, 3/23/15		1,600	1,659,648
Credit Suisse (USA), Inc., 6.13%, 11/15/11		525	556,780
FIH Erhvervsbank A/S (b):
2.45%, 8/17/12		1,030	1,056,119
1.75%, 12/06/12		3,855	3,917,028
The Goldman Sachs Group, Inc.:
3.63%, 8/01/12		1,800	1,863,121
4.75%, 7/15/13		3,465	3,681,219
6.00%, 5/01/14		1,600	1,772,053
Goldman Sachs Group LP, 5.00%, 10/01/14		1,922	2,061,137
Macquarie Bank Ltd., 4.10%, 12/17/13 (b)(d)		7,595	8,288,423
Morgan Stanley:
6.00%, 5/13/14		1,210	1,318,664
6.00%, 4/28/15		1,600	1,744,560
4.00%, 7/24/15		3,675	3,692,045

			35,313,845

Commercial Banks — 7.3%
Australia & New Zealand Banking Group Ltd., 0.82%, 6/18/12 (a)(b)(d)		3,470	3,476,180
Barclays Bank Plc, 5.45%, 9/12/12		1,197	1,291,265
CIT Group Funding Co. of Delaware LLC, 10.25%, 5/01/14		3,140	3,253,825
Dexia Credit Local SA (b):
2.38%, 9/23/11		4,085	4,136,308
2.00%, 3/05/13 (d)		8,395	8,451,524
Eksportfinans ASA, 5.00%, 2/14/12 (e)		5,350	5,683,460
North Fork Bancorp., Inc., 5.88%, 8/15/12		2,031	2,129,386
Regions Financial Corp., 4.88%, 4/26/13		3,235	3,265,797
Royal Bank of Scotland Group Plc, 0.78%, 4/08/11 (a)(b)(d)		8,300	8,307,404
Standard Chartered Plc, 3.85%, 4/27/15 (b)		3,140	3,246,524
Svenska Handelsbanken AB (b):
2.88%, 9/14/12		250	256,418
4.88%, 6/10/14		985	1,068,213
U.S. Bank NA, 6.38%, 8/01/11		3,435	3,614,942

			48,181,246

2	BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Consumer Finance — 1.2%
American Express Bank FSB, 5.50%, 4/16/13	USD	875	$951,512
Capital One Financial Corp.:
5.70%, 9/15/11		3,145	3,274,197
6.25%, 11/15/13		970	1,077,912
MBNA America European Structured Offerings No. 7, 5.45%, 4/19/11	EUR	2,080	2,682,396

			7,986,017

Containers & Packaging — 0.3%
Temple-Inland, Inc.:
7.88%, 5/01/12	USD	845	910,067
6.63%, 1/15/16		730	792,103

			1,702,170

Diversified Financial
Services — 5.6%
Ally Financial, Inc., 8.30%, 2/12/15 (b)		1,125	1,170,000
Bank of America Corp.:
4.88%, 9/15/12		2,255	2,366,735
4.50%, 4/01/15		3,143	3,257,053
Chester Asset Receivables Dealings No. 11, Series A, 6.13%, 10/15/10	EUR	1,320	1,680,408
Citigroup, Inc.:
0.66%, 3/07/14 (a)	USD	2,000	1,858,330
4.75%, 5/19/15		6,165	6,351,078
FCE Bank Plc:
7.88%, 2/15/11	GBP	2,400	3,726,765
7.13%, 1/16/12	EUR	2,300	3,016,690
General Electric Capital Corp., 0.60%, 11/01/12 (a)	USD	6,350	6,239,669
JPMorgan Chase & Co., 4.75%, 5/01/13		4,225	4,579,892
LeasePlan Corp. NV, 3.00%, 5/07/12 (b)(d)		2,725	2,817,511

			37,064,131

Diversified Telecommunication
Services — 1.1%
Frontier Communications Corp., 8.25%, 4/15/17		780	824,850
Qwest Corp.:
8.88%, 3/15/12		935	1,028,500
3.79%, 6/15/13 (a)		250	256,250
Royal KPN NV, 8.00%, 10/01/10		1,100	1,106,380
TELUS Corp., 8.00%, 6/01/11		641	673,655
Telefonica Emisiones SAU, 5.98%, 6/20/11		3,563	3,696,744

			7,586,379

Electric Utilities — 0.6%
FPL Group Capital, Inc., 5.63%, 9/01/11		1,040	1,088,168
Florida Power Corp., 6.65%, 7/15/11		1,325	1,389,596
Great Plains Energy, Inc., 2.75%, 8/15/13		1,480	1,483,869

			3,961,633

Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments
& Components — 0.6%
Agilent Technologies, Inc.:
4.45%, 9/14/12	USD	2,983	$3,140,374
5.50%, 9/14/15		705	789,824

			3,930,198

Food & Staples Retailing — 0.5%
CVS Caremark Corp., 5.75%, 8/15/11		3,370	3,522,819

Food Products — 1.0%
Kraft Foods, Inc.:
5.63%, 11/01/11		2,000	2,107,018
6.00%, 2/11/13		1,500	1,664,591
Wm. Wrigley Jr. Co., 2.45%, 6/28/12 (b)		3,000	3,025,050

			6,796,659

Health Care Equipment &
Supplies — 1.5%
Boston Scientific Corp., 4.50%, 1/15/15		3,110	3,160,382
CareFusion Corp., 4.13%, 8/01/12		3,925	4,109,585
Covidien International Finance SA, 5.45%, 10/15/12		2,545	2,779,051

			10,049,018

Health Care Providers &
Services — 0.3%
HCA, Inc., 9.13%, 11/15/14		1,884	1,978,200

Hotels, Restaurants &
Leisure — 0.5%
MGM Mirage, 13.00%, 11/15/13		2,795	3,228,225

Household Durables — 0.5%
Newell Rubbermaid, Inc., 5.50%, 4/15/13		3,125	3,384,784

Insurance — 4.1%
Allstate Corp., 6.20%, 5/16/14		1,700	1,975,174
Allstate Financial Global Funding, 6.50%, 6/14/11 (b)		595	618,772
MetLife, Inc., 2.38%, 2/06/14		3,320	3,333,091
Metropolitan Life Global Funding I (b):
2.44%, 6/10/11 (a)		3,600	3,647,531
2.88%, 9/17/12		1,050	1,077,740
5.13%, 4/10/13		3,715	4,046,705
PRICOA Global Funding I, 5.63%, 5/24/11 (b)(e)		3,370	3,481,894
Prudential Financial, Inc., 2.75%, 1/14/13		1,925	1,954,123
Suncorp-Metway Ltd., 0.91%, 12/17/10 (a)(b)(d)		5,305	5,308,432
XL Capital (Europe) Plc, 6.50%, 1/15/12		1,400	1,465,491

			26,908,953

Leisure Equipment &
Products — 0.4%
Brunswick Corp., 11.25%, 11/01/16 (b)		2,500	2,856,250

BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010	3

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Life Sciences Tools & Services — 0.6%
Life Technologies Corp., 3.38%, 3/01/13	USD	3,640	$3,745,047

Machinery — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		2,045	2,534,585

Media — 3.2%
Affinion Group, Inc., 10.13%, 10/15/13		466	477,650
CCH II LLC, 13.50%, 11/30/16		2,470	2,926,950
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		323	335,113
Series B, 9.25%, 12/15/17		1,294	1,357,082
Comcast Cable Communications LLC, 6.75%, 1/30/11		3,225	3,303,235
Cox Communications, Inc., 7.75%, 11/01/10		1,345	1,359,724
DIRECTV Holdings LLC, 3.13%, 2/15/16		3,365	3,353,933
News America, Inc., 6.75%, 1/09/38		1,220	1,406,328
Nielsen Finance LLC, 10.00%, 8/01/14		1,630	1,711,500
Rainbow National Services LLC, 8.75%, 9/01/12 (b)		1,240	1,241,550
Time Warner Cable, Inc., 6.20%, 7/01/13		3,600	4,055,216

			21,528,281

Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/01/15		3,185	3,407,950
8.38%, 4/01/17		431	478,410
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14		2,910	3,569,362
Steel Dynamics, Inc., 7.38%, 11/01/12		1,420	1,508,750
Teck Resources Ltd., 10.75%, 5/15/19		1,175	1,459,938

			10,424,410

Multi-Utilities — 1.8%
CenterPoint Energy, Inc., 6.85%, 6/01/15		1,605	1,850,104
CenterPoint Energy Transition Bond Co. LLC, Series A-2, 4.97%, 8/01/14		3,573	3,725,149
Cincinnati Gas & Electric Co., 5.70%, 9/15/12		3,010	3,256,853
Energy East Corp., 6.75%, 6/15/12		2,650	2,853,075

			11,685,181

Multiline Retail — 0.5%
Dollar General Corp., 10.63%, 7/15/15		3,210	3,522,975

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,570	1,554,923

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc:
3.13%, 3/10/12	USD	775	$776,339
5.25%, 11/07/13		1,050	1,089,774
Cenovus Energy, Inc., 4.50%, 9/15/14		3,290	3,608,377
Chesapeake Energy Corp., 7.63%, 7/15/13		1,940	2,097,625
Enterprise Products Operating LLC:
7.50%, 2/01/11		1,845	1,892,769
4.60%, 8/01/12		2,425	2,539,086
Series B, 6.38%, 2/01/13		1,700	1,851,688
MidAmerican Energy Holdings Co., 5.88%, 10/01/12		1,165	1,267,991
MidAmerican Funding LLC, 6.75%, 3/01/11		1,315	1,355,144
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (b)		2,310	2,516,057
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)		2,165	2,317,526

			22,867,299

Paper & Forest Products — 0.5%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		1,315	1,399,443
5.63%, 4/20/15		1,160	1,267,538
Georgia-Pacific Corp., 8.13%, 5/15/11		680	700,400

			3,367,381

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12		3,130	3,161,191

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., 6.13%, 11/01/12		282	309,405
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,466,003
ProLogis, 5.63%, 11/15/15		825	812,084

			2,587,492

Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.:
6.75%, 7/15/11		1,425	1,500,797
7.00%, 2/01/14		840	983,854
CSX Corp.:
6.75%, 3/15/11		4,935	5,081,708
5.50%, 8/01/13		1,108	1,227,222
Union Pacific Corp., 6.13%, 1/15/12		1,960	2,089,233

			10,882,814

Semiconductors & Semiconductor Equipment — 1.1%
Maxim Integrated Products, Inc., 3.45%, 6/14/13		2,280	2,343,049
National Semiconductor Corp.:
6.15%, 6/15/12		3,530	3,770,961
3.95%, 4/15/15		1,060	1,110,544

			7,224,554

4	BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)			Value

Thrifts & Mortgage Finance — 0.3%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)	USD	1,780		$1,880,237

Tobacco — 0.5%
Altria Group, Inc., 7.75%, 2/06/14		1,525		1,792,669
BAT International Finance Plc, 8.13%, 11/15/13 (b)		1,474		1,739,500

				3,532,169

Wireless Telecommunication Services — 3.5%
CellCo Partnership:
3.75%, 5/20/11		7,575		7,741,597
5.25%, 2/01/12		5,665		6,012,610
Crown Castle Towers LLC, 4.52%, 1/15/15 (b)		2,860		3,027,090
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		3,235		3,226,912
Rogers Cable, Inc.:
7.88%, 5/01/12		710		784,147
6.25%, 6/15/13		1,000		1,118,594
SBA Tower Trust, 4.25%, 4/15/40 (b)		1,115		1,189,782

				23,100,732

Total Corporate Bonds – 55.8%				369,576,467

Foreign Agency Obligations

Inter-American Development Bank, Series GDIF, 1.50%, 6/23/11 (d)		4,885		4,921,074
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13 (d)		2,925		3,174,242
Province of Ontario Canada:
2.75%, 2/22/11		3,000		3,035,676
0.79%, 5/22/12 (a)		3,270		3,280,199
4.10%, 6/16/14		3,635		3,998,871

Total Foreign Agency Obligations – 2.8%				18,410,062

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 12.5%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)		2,012		2,064,415
Arkle Master Issuer PLC:
Series 2006-1X, 0.46%, 2/17/52		1,480		1,469,316
Series 2010-1A, Class 2A, 1.53%, 5/17/60 (a)(b)		3,705		3,674,897
Arran Residential Mortgages Funding Plc (a)(b):
Series 2006-2A, Class A2B, 0.59%, 9/20/56		3,286		3,262,009
Series 2007-3A, Class A1B, 0.57%, 9/16/36		251		250,422

Non-Agency Mortgage-Backed Securities	Par (000)			Value

Collateralized Mortgage Obligations (continued)
Bank of America Mortgage Securities, Inc. (a):
Series 2003-J, Class 2A1, 3.61%, 11/25/33	USD	1,184		$1,139,957
Series 2004-A, Class 2A2, 3.52%, 2/25/34		708		632,264
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.21%, 12/25/35 (a)(b)(f)		50		50,368
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 2A1, 2.89%, 12/20/35 (a)		2,764		1,930,719
Fosse Master Issuer Plc, Series 2006-1A, Class A2, 0.58%, 10/18/54 (a)(b)		1,255		1,250,054
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.36%, 1/25/35 (a)		5,819		5,121,269
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1, 0.43%, 11/20/56 (a)(b)		3,578		3,505,426
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.61%, 7/15/21 (a)		6,360		6,290,174
Series 2007-2X, 0.83%, 7/15/21	EUR	1,375		1,723,546
Series 2007-2X, 0.93%, 7/15/21		300		376,046
Series 2007-2X, Class 3A2, 0.93%, 7/15/21 (a)		955		1,197,081
Series 2007-2X, Class 3A3, 0.82%, 7/15/21 (a)	GBP	1,445		2,192,360
Homebanc Mortgage Trust, Series 2005-3, Class A1, 0.50%, 7/25/35 (a)	USD	5,020		3,741,569
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.56%, 1/26/37 (a)(b)		1,972		1,863,250
Mound Financing Plc, Series 4X, Class 3A, 1.02%, 11/08/32 (a)	EUR	1,163		1,467,974
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 12.31%, 11/25/34 (a)(b)	USD	93		18,565
Permanent Financing Plc, Series 9A, Class 3A, 0.64%, 6/10/33 (a)(b)		4,400		4,374,520
Permanent Master Issuer Plc, Series 2008-2, Class 1A, 1.58%, 4/15/14 (a)	GBP	1,240		1,885,015
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.56%, 5/25/35 (a)	USD	1,805		1,223,244
Salomon Brothers Mortgage Securities VI, Inc., Series 1986-1, Class A, 6.00%, 12/25/11		—	(g)	12
Station Place Securitization Trust, Series 2009-1, Class A, 1.76%, 1/25/40 (a)(b)		3,110		3,110,000

BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010	5

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22	USD	4	$3,839
SunTrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.67%, 4/25/37 (a)		4,642	3,833,852
Thornburg Mortgage Securities Trust (a):
Series 2006-4, Class A2B, 0.38%, 7/25/36		1,356	1,331,232
Series 2006-5, Class A1, 0.38%, 10/25/46		6,013	5,894,408
Series 2006-6, Class A1, 0.37%, 11/25/46		6,823	6,575,377
Series 2007-1, Class A2B, 0.36%, 3/25/37		7,660	7,360,329
Series 2007-1, Class A3A, 0.36%, 3/25/37		1,770	1,721,449
Series 2007-2, Class A2A, 0.39%, 6/25/37		2,467	2,323,329
Walsh Acceptance, Series 1997-2, Class A, 2.26%, 3/01/27 (a)		27	3,339
WaMu Mortgage Pass-Through Certificates, Series 2000-1, Class B1, 0.66%, 1/25/40 (a)(b)		4	757

			82,862,383

Commercial Mortgage-Backed Securities — 11.9%
Banc of America Commercial Mortgage, Inc.,
Series 2001-PB1, Class A2, 5.79%, 5/11/35		2,443	2,510,332
CS First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 2/15/34		597	599,200
Series 2002-CKS4, Class A1, 4.49%, 11/15/36		930	934,988
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2, Class AAB, 5.58%, 1/15/46 (a)		1,800	1,927,037
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		3,440	3,579,895
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		2	2,396
GE Capital Commercial Mortgage Corp., Class A2:
Series 2001-1, 6.53%, 5/15/33		8,576	8,719,750
Series 2001-3, 6.07%, 6/10/38		4,655	4,838,126
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2, 6.70%, 4/15/34		4,869	4,999,271

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Class A2:
Series 2001-GL3A, 6.45%, 8/05/18 (a)(b)	USD	4,890	$5,100,125
Series 2004-C1, 4.32%, 10/10/28		895	894,893
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 3/15/33		7,475	7,527,232
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A2, 4.57%, 6/15/29 (a)		1,292	1,305,011
Morgan Stanley Capital I, Series 2006-IQ11, Class A2, 5.69%, 10/15/42 (a)(h)		14,943	15,234,320
Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A2, 7.20%, 10/15/33		107	107,249
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34 (f)		1,480	1,506,807
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1, 5.64%, 8/15/39 (a)		3,662	3,765,561
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.29%, 4/15/34 (h)		14,500	15,377,943

			78,930,136

Total Non-Agency Mortgage-Backed Securities – 24.4%			161,792,519

Taxable Municipal Bonds

State of California, GO, Taxable, Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39 (a)		4,120	4,351,461
State of Illinois, GO, 2.77%, 1/01/12		4,220	4,231,774

Total Taxable Municipal Bonds – 1.3%			8,583,235

U.S. Government Sponsored Agency
Securities

Agency Obligations — 1.0%
Fannie Mae, 5.25%, 8/01/12 (d)		5,960	6,449,674

Collateralized Mortgage Obligations — 1.9%
Fannie Mae Mortgage-Backed Securities:
Series 2003-52, Class LC, 4.50%, 10/25/16		1,861	1,904,153
Series 2006-25, Class TA, 6.00%, 11/25/29		978	990,320

6	BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 2006-M2, Class A1A, 4.86%, 8/25/16 (a)	USD	2,094	$2,210,344
Series 2901, Class KA, 5.00%, 9/15/32 (d)		2,879	2,994,608
Freddie Mac Mortgage-Backed Securities, Series 2724, Class PD, 5.00%, 4/15/21 (d)		4,605	4,835,159

			12,934,584

Federal Deposit Insurance Corporation Guaranteed — 2.4%
Citigroup Funding, Inc. (d):
1.38%, 5/05/11		4,725	4,767,813
2.25%, 12/10/12		2,440	2,521,821
General Electric Capital Corp., 2.63%, 12/28/12		800	833,299
JPMorgan Chase & Co., 2.20%, 6/15/12 (d)		2,965	3,051,566
Morgan Stanley, 2.25%, 3/13/12 (d)		4,470	4,585,036

			15,759,535

Interest Only Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities, Series 2008-7, Class SA, 3.14%, 2/20/38		13,995	1,444,113

Interest Only Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities, 2.58%, 8/01/35		2,086	2,147,566

Mortgage-Backed Securities — 3.9%
Fannie Mae Mortgage-Backed Securities:
4.00%, 9/15/40 (i)		1,400	1,449,656
5.00%, 12/01/21		9,043	9,679,493
5.50%, 11/01/17 - 9/15/25 (d)(i)		11,251	12,188,644
6.50%, 4/01/21		1,255	1,359,797
Freddie Mac Mortgage-Backed Securities, 5.50%, 10/01/17 (d)		803	865,343

			25,542,933

Total U.S. Government Sponsored Agency Securities – 9.7%			64,278,405

U.S. Treasury Obligations

U.S. Treasury Notes:
0.88%, 8/15/13 (d)		31,040	31,078,800
1.75%, 7/31/15		1,915	1,955,100
1.25%, 8/31/15		310	308,596

Total U.S. Treasury Obligations – 5.1%			33,342,496

Total Long-Term Investments (Cost – $795,098,640) – 121.5%			804,522,064

Short-Term Securities	Shares	Value

Money Market Funds — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.24% (f)(j)	4,847,259	$4,847,259

	Par (000)

Bank Notes Ireland — 0.3%
Anglo Irish Bank Corp. Ltd., Series EMTN, 2.38%, 9/29/10	USD	2,040	2,040,312

Time Deposit United States — 0.5%
Brown Brothers Harriman & Co., 0.00%, 9/01/10		2,898	2,897,765

Total Short-Term Securities (Cost – $9,786,322) – 1.5%			9,785,336

Total Investments Before Outstanding TBA Sale Commitments and Options Written (Cost – $804,884,962*) – 123.0%			814,307,400

TBA Sale Commitments (i)

Fannie Mae Mortgage-Backed Securities, 5.50%, 11/01/17		400	(430,250)

Total TBA Sale Commitments (Proceeds – $430,000) – (0.1)%			(430,250)

Options Written	Contracts

Exchange-Traded Put Options — (0.0)%
Euro-Dollar Future, Strike Price USD 98.25, expires 9/13/10	171	(1,069)

Total Options Written (Premiums Received – $127,728) – (0.0)%		(1,069)

Total Investments, Net of Outstanding TBA Sale Commitments and Options Written – 122.9%		813,876,081
Liabilities in Excess of Other Assets – (22.9)%		(151,628,790)

Net Assets – 100.0%		$662,247,291

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost		$804,884,962

Gross unrealized appreciation		$17,018,348
Gross unrealized depreciation		(7,595,910)

Net unrealized appreciation		$9,422,438

(a) Variable rate security. Rate shown is as of report date.

BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010	7

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par (000)/ Shares Held at May 31, 2010	Par (000)/ Shares Purchased		Par (000)/ Shares Sold	Par (000)/ Shares Held at August 31, 2010	Value at August 31, 2010	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.21%, 12/25/35	$50	—		—	$50	$50,368	—	$625
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.24%	—	4,847,259	[1]	—	4,847,259	$4,847,259	—	$1,446
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.30%, 10/12/33	$1,304	—		$(1,304)	—	—	$(25,807)	$2,097
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34	$1,565	—		$(85)	$1,480	$1,506,807	$(1,941)	$23,824

[1]	Represents net purchase cost.

(g)	Amount is less than $1,000.

(h)	All or a portion of security has been pledged as collateral in connection with the Term Asset-Backed Securities Loan Facility (“TALF”) Program.

(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation

Credit Suisse Securities (USA) LLC	$(430,250)	$(250)

(j)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of August 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	6,410,200	USD	8,263,817	Citibank NA	9/15/10	$(140,662)
EUR	3,301,900	USD	4,291,499	Morgan Stanley Capital Services, Inc.	9/15/10	(107,255)
USD	30,436,718	EUR	23,980,500	Citibank NA	9/15/10	48,072
USD	1,248,419	EUR	943,500	UBS AG	9/15/10	52,794
USD	15,762,082	GBP	10,325,500	Citibank NA	10/20/10	(68,100)
USD	7,362,815	GBP	4,697,500	UBS AG	10/20/10	161,005

Total						$(54,146)

•	Reverse repurchase agreements outstanding as of August 31, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

BNP Paribas Securities	0.35%	10/14/09	Open	$7,860,454	$7,836,000
Barclays Capital, Inc.	0.18%	3/04/10	Open	6,299,978	6,294,282
Credit Suisse Securities (USA), Inc.	0.18%	3/04/10	Open	4,656,209	4,651,999
Credit Suisse Securities (USA), Inc.	0.22%	3/16/10	Open	4,442,583	4,438,000
Barclays Capital, Inc.	0.28%	5/14/10	Open	2,971,177	2,968,706
RBS Securities, Inc.	0.30%	5/14/10	Open	11,234,669	11,224,379
RBS Securities, Inc.	0.32%	5/14/10	Open	7,963,090	7,955,312
Credit Suisse Securities (USA), Inc.	0.27%	8/13/10	9/14/10	9,009,284	9,008,000
Bank of America, NA	0.29%	8/16/10	Open	14,983,181	14,981,250
Barclays Capital, Inc.	0.20%	8/18/10	Open	12,500,972	12,500,000
Barclays Capital, Inc.	0.27%	8/23/10	Open	2,452,347	2,452,200
Barclays Capital, Inc	0.37%	8/23/10	Open	15,657,644	15,656,357
Deutsche Bank Securities, Inc.	0.26%	8/23/10	9/14/10	14,177,922	14,177,000

8	BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Reverse repurchase agreements outstanding as of August 31, 2010 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA), Inc.	0.15%	8/25/10	Open	$3,544,528	$3,544,425
Deutsche Bank Securities, Inc.	0.27%	8/27/10	9/14/10	7,343,275	7,343,000

Total				$125,097,313	$125,030,910

•	Financial futures contracts purchased as of August 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

789	2-Year U.S. Treasury Bond	September 2010	$172,748,102	$388,085
471	2-Year U.S. Treasury Bond	December 2010	$103,208,770	6,465
55	10-Year U.S. Treasury Bond	December 2010	$6,924,935	(15,560)

Total				$378,990

•	Financial futures contracts sold as of August 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

12	Euro Dollar Futures	September 2010	$2,977,463	$(13,162)
404	5-Year U.S. Treasury Bond	December 2010	$48,632,310	22,904
12	Euro Dollar Futures	December 2010	$2,973,263	(14,287)
12	Euro Dollar Futures	March 2011	$2,969,663	(16,087)
8	Euro Dollar Futures	June 2011	$1,975,276	(13,524)
8	Euro Dollar Futures	September 2011	$1,971,076	(15,524)
8	Euro Dollar Futures	December 2011	$1,966,476	(17,124)
8	Euro Dollar Futures	March 2012	$1,962,276	(18,124)
5	Euro Dollar Futures	June 2012	$1,223,298	(12,265)
5	Euro Dollar Futures	September 2012	$1,220,485	(13,015)
5	Euro Dollar Futures	December 2012	$1,217,423	(13,765)
5	Euro Dollar Futures	March 2013	$1,214,922	(14,328)

Total				$(138,301)

•	Credit default swaps on single-name issuers – buy protection outstanding as of August 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

The Hershey Co.	1.00%	Credit Suisse International	December 2014	USD	2,900	$(33,519)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	December 2016	USD	2,500	114,309

Total						$80,790

•	Interest rate swaps outstanding as of August 31, 2010 were as follows:

Fixed Rate		Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.80	%(a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2011	USD	45,000	$71,752
0.79	%(b)	3-month LIBOR	Citibank NA	July 2012	USD	25,200	(68,421)
0.83	%(b)	3-month LIBOR	Deutsche Bank AG	July 2012	USD	46,200	(152,921)
0.73	%(b)	3-month LIBOR	Deutsche Bank AG	August 2012	USD	45,100	(65,661)
2.07	%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2015	USD	7,300	(185,171)

Total							$(400,422)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010	9

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of August 31, 2010 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$145,103,638	$3,435,242	$148,538,880
Corporate Bonds	—	369,576,467	—	369,576,467
Foreign Agency Obligations	—	18,410,062	—	18,410,062
Non-Agency Mortgage-Backed Securities.	—	153,072,100	8,720,419	161,792,519
Taxable Municipal Bonds	—	8,583,235	—	8,583,235
U.S. Government Sponsored Agency Securities	—	64,278,405	—	64,278,405
U.S. Treasury Obligations	—	33,342,496	—	33,342,496
Short-Term Securities	$4,847,259	4,938,077	—	9,785,336
Liabilities:
TALF Loans	—	(24,982,577)	—	(24,982,577)
TBA Sale Commitments	—	(430,250)	—	(430,250)

Total	$4,847,259	$771,891,653	$12,155,661	$788,894,573

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$114,309	—	$114,309
Foreign currency exchange contracts	—	261,871	—	261,871
Interest rate contracts	$417,454	71,752	—	489,206
Liabilities:
Credit contracts	—	(33,519)	—	(33,519)
Foreign currency exchange contracts	—	(316,017)	—	(316,017)
Interest rate contracts	(177,834)	(472,174)	—	(650,008)

Total	$239,620	$(373,778)	—	$(134,158)

1

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

10	BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010

Schedule of Investments (concluded)	Short-Term Bond Master Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total

Balance, as of May 31, 2010	$21,905,289	$8,891,612	$30,796,901
Accrued discounts/premiums	5,359	1,673	7,032
Net realized gain	9,111	19,256	28,367
Net change in unrealized appreciation/ depreciation[1]	193,276	35,544	228,820
Purchases	—	—	—
Sales	(589,142)	(227,666)	(816,808)
Transfers in2	—	—	—
Transfers out[2]	(18,088,651)	—	(18,088,651)

Balance, as of August 31, 2010	$3,435,242	$8,720,419	$12,155,661

1	The change in unrealized appreciation/depreciation on securities still held at August 31, 2010 was $81,411.

2	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SHORT-TERM BOND FUND	AUGUST 31, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 25, 2010